Nature of Operations and Going Concern (Details Narrative) - CAD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Notes and other explanatory information [abstract]
Profit (loss)	$ (14,954,249)	$ (2,357,257)
Cash Flows From Used From Operating Activities	(4,443,988)	$ (2,554,578)
Retained earnings	$ (57,488,275)		$ (42,534,026)